Related Party Transactions (Details) $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 26, 2014	Mar. 26, 2014	Jan. 31, 2014 USD ($)	Mar. 31, 2015 USD ($) Agreement	Mar. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transactions
Capital expenditures				$ 432,000	$ 459,000	$ 877,000	$ 2,033,000	$ 1,924,000
Contribution from parent				20,000	$ 186,000		186,000
Affiliate Supply Agreement | Eagle Ford drilling operations
Related Party Transactions
Capital expenditures				$ 7,000			$ 112,000
Number of supply agreements | Agreement				2
Management Fee Agreement | Sponsors
Related Party Transactions
Transaction fee paid			$ 6,250
Cash Management Agreement | EP Energy Corporation
Related Party Transactions
Reference rate for variable interest rate	one-month LIBOR	one-month LIBOR
Federal Income Tax
Related Party Transactions
Income tax payable				$ 5,000